Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2016
Discontinued Operations and Disposal Groups [Abstract]
Financial results of discontinued operations
The following table presents the financial results of the Company's discontinued operations for the year ended December 31, 2016. The Company didn't record income from discontinued operations, net of income taxes for the years ended December 31, 2015 and 2014.

2016
Revenue	$48,782
Costs and operating expenses:
Cost of revenues	24,795
Sales and marketing	1,030
General and administrative	7,026
Total costs and operating expenses	32,851
Income from operations of discontinued operations	15,931
Interest expense and other, net	(1,286)
Income from discontinued operations before income taxes	14,645
Income tax expense	(4,604)
Gain on sale of discontinued operations, net of income taxes	2,351
Income from discontinued operations, net of income taxes	$12,392